Significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Bitcoin mining revenue [Abstract]
Bitcoin on hand	$ 0	$ 0	$ 0	$ 0
Going concern [Abstract]
Loss after income tax	8,638	$ (3,053)	(1,889)	(164,947)
Net operating cash (outflows) inflows			47,889	$ (998)
Net current assets	268,693		268,693		$ 65,229
Net assets	$ 677,240		$ 677,240		$ 305,361
Minimum [Member]
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval			1 year